Derivative financial instruments - Schedule of Movements in Cash Flow Hedges (Details) - Cash flow hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	£ 482	£ (2,577)
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	1,869	2,597
Reserve of exchange differences on translation, continuing hedges	(743)	(2,815)
Cash flow hedge/currency translation reserve, discontinued hedges	(2,121)	(2,401)
Change in fair value of hedged item for ineffectiveness assessment £m	(1,210)	1,255
Hedge ineffectiveness recognised in the income statement £m	54	(60)	£ 19
Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(14)	842
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	(55)	(794)
Reserve of exchange differences on translation, continuing hedges	1,527	1,592
Cash flow hedge/currency translation reserve, discontinued hedges	38	42
Change in fair value of hedged item for ineffectiveness assessment £m	72	(51)
Hedge ineffectiveness recognised in the income statement £m	(12)	8
Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	294	(2,700)
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	1,131	2,458
Reserve of exchange differences on translation, continuing hedges	(2,159)	(3,470)
Cash flow hedge/currency translation reserve, discontinued hedges	(1,475)	(1,590)
Change in fair value of hedged item for ineffectiveness assessment £m	(802)	982
Hedge ineffectiveness recognised in the income statement £m	63	(61)
Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	205	(780)
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	793	937
Reserve of exchange differences on translation, continuing hedges	(100)	(1,012)
Cash flow hedge/currency translation reserve, discontinued hedges	(831)	(917)
Change in fair value of hedged item for ineffectiveness assessment £m	(487)	384
Hedge ineffectiveness recognised in the income statement £m	3	(7)
Foreign currency issuance | Foreign exchange
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m		61
Hedged item affected income statement £m		(4)
Hedge ineffectiveness recognised in the income statement £m		0
Foreign currency issuance | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(3)
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	(4)
Reserve of exchange differences on translation, continuing hedges	(11)	75
Cash flow hedge/currency translation reserve, discontinued hedges	138	59
Change in fair value of hedged item for ineffectiveness assessment £m	7	(60)
Hedge ineffectiveness recognised in the income statement £m	0
Customer deposits | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	0	0
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	4	0
Reserve of exchange differences on translation, continuing hedges	0	0
Cash flow hedge/currency translation reserve, discontinued hedges	9	5
Change in fair value of hedged item for ineffectiveness assessment £m	0	0
Hedge ineffectiveness recognised in the income statement £m	£ 0	£ 0